Geographic Data - Schedule of Financial Information by Geographic Area (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Sales from continuing operations
Net sales	$ 100,378	$ 99,957	$ 102,980	$ 100,706	$ 102,386	$ 103,632	$ 105,381	$ 98,062	$ 404,021	$ 409,461	$ 304,481
UNITED STATES
Net Sales from continuing operations
Net sales									234,323	223,212	122,986
SINGAPORE
Net Sales from continuing operations
Net sales									11,510	13,812	14,458
UNITED KINGDOM
Net Sales from continuing operations
Net sales										28,167	30,981
CHINA
Net Sales from continuing operations
Net sales									61,683	72,509	60,864
CANADA
Net Sales from continuing operations
Net sales									35,145	38,061	39,186
CZECH REPUBLIC
Net Sales from continuing operations
Net sales									44,424	18,117	20,213
Other non-U.S. [Member]
Net Sales from continuing operations
Net sales									$ 16,936	$ 15,583	$ 15,793